GAIN ON DISPOSAL OF ASSESTS	12 Months Ended
Dec. 31, 2023
GAIN ON DISPOSAL OF ASSESTS
GAIN ON DISPOSAL OF ASSESTS

18. GAIN ON DISPOSAL OF ASSESTS

In December 2023, the Group recognized a gain on the disposal of assets from the BSC curriculum in $1,400. The assets have been transferred to the buyer, and the payment has been received as of December 31, 2023.